Inventory (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Inventories [Abstract]
Raw materials	$ 4.7	$ 0.9
Finished goods	1.7	0.3
Current spare parts	1.1	0.1
Inventories	7.5	1.3
Cost of inventories recognised as expense	28.8	8.6
Write-down of finished goods	1.3	2.3
Write-down of raw materials	4.8	0.6
Borrowing costs capitalised	$ 5.2	$ 0.0